Investments - Mortgage Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 19,522.0	$ 19,802.9
Commercial mortgage loans
Mortgage loan disclosures
Mortgage loans, purchased	108.1	261.3
Mortgage loans, Total amortized cost	$ 16,100.2	$ 16,243.4
Percent of mortgage loans (as a percent)	100.00%	100.00%
Commercial mortgage loans | Office
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 3,651.5	$ 4,331.8
Percent of mortgage loans (as a percent)	22.70%	26.70%
Commercial mortgage loans | Retail
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 1,457.4	$ 1,502.5
Percent of mortgage loans (as a percent)	9.10%	9.20%
Commercial mortgage loans | Industrial
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 3,526.7	$ 3,246.4
Percent of mortgage loans (as a percent)	21.90%	20.00%
Commercial mortgage loans | Apartments
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 7,148.5	$ 6,848.3
Percent of mortgage loans (as a percent)	44.40%	42.20%
Commercial mortgage loans | Hotel
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 68.6	$ 72.5
Percent of mortgage loans (as a percent)	0.40%	0.40%
Commercial mortgage loans | Mixed use/other
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 247.5	$ 241.9
Percent of mortgage loans (as a percent)	1.50%	1.50%
Commercial mortgage loans | New England
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 367.6	$ 513.3
Percent of mortgage loans (as a percent)	2.30%	3.20%
Commercial mortgage loans | Middle Atlantic
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 4,525.0	$ 4,518.8
Percent of mortgage loans (as a percent)	28.10%	27.80%
Commercial mortgage loans | East North Central
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 584.5	$ 653.9
Percent of mortgage loans (as a percent)	3.60%	4.00%
Commercial mortgage loans | West North Central
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 336.9	$ 371.9
Percent of mortgage loans (as a percent)	2.10%	2.30%
Commercial mortgage loans | South Atlantic
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 2,768.8	$ 2,565.5
Percent of mortgage loans (as a percent)	17.20%	15.80%
Commercial mortgage loans | East South Central
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 430.3	$ 340.6
Percent of mortgage loans (as a percent)	2.70%	2.10%
Commercial mortgage loans | West South Central
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 1,272.0	$ 1,208.8
Percent of mortgage loans (as a percent)	7.90%	7.40%
Commercial mortgage loans | Mountain
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 825.9	$ 940.9
Percent of mortgage loans (as a percent)	5.10%	5.80%
Commercial mortgage loans | Pacific
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 4,989.2	$ 5,129.7
Percent of mortgage loans (as a percent)	31.00%	31.60%
Residential mortgage loans
Mortgage loan disclosures
Mortgage loans, purchased	$ 505.6	$ 1,805.2	$ 2,272.4
Mortgage loans, sold	99.3	512.8
Mortgage loans, Total amortized cost	$ 3,253.2	$ 3,559.5